Note 7 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Current	$ (408,360)	$ 1,738,512
Deferred	(971,540)	(312,658)
Total Federal Taxes	(1,379,900)	1,425,854
Current	3,468	312,429
Deferred	(212,560)	(14,262)
Total State Taxes	(209,092)	298,167
Income tax	$ (1,588,992)	$ 1,724,021